FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Carrying Value and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	$ 12,502	$ 10,515
Estimated Fair Value	13,211	10,837
Short-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	1,838	1,968
Estimated Fair Value	1,854	1,967
Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	10,999	8,692
Estimated Fair Value	11,710	9,078
Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	1,503	1,823
Estimated Fair Value	1,501	1,759
Level 1 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	9,963	8,029
Level 1 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 1 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	9,963	8,029
Level 1 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value		0
Level 2 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	3,248	2,808
Level 2 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,854	1,967
Level 2 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,747	1,049
Level 2 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,501	1,759
Level 3 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	$ 0	$ 0